LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of information related to company's leases

Additional information related to the Company’s leases as of and for the years ended December 31, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of December 31, 2022
Right of use asset	$47,231

Lease liabilities, current	10,094
Lease liabilities, non-current	46,218
Total lease liabilities	$56,312

Weighted average remaining lease term	6.3 years
Weighted average discount rate	5.6%

Cash paid for amounts included in lease liabilities	$14,150
Right of use asset obtained in exchange for lease obligation upon adoption	$53,076
Right of use asset obtained in exchange for lease obligations	$6,050

Schedule of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2022 were as follows (in thousands):

Year ended December 31,
2023	$12,978
2024	12,244
2025	11,988
2026	6,592
2027	5,456
Thereafter	18,659
Total undiscounted lease payments	67,917
Less: imputed interest	(11,605)
Total lease liabilities	$56,312